Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2012
Reconcile Fair Value of Acquired Assets and Assumed Liabilities to Total Purchase Price

The following tables reconcile the fair value of the acquired assets and assumed liabilities to the total purchase price:

Amount
Cash paid as merger consideration	$715,736
Cash paid for Quick Tag license and related patents	11,500

Fair value of consideration transferred	$727,236

Cash	$1,267
Accounts Receivable	68,573
Inventory	79,297
Other current assets	11,497
Property and equipment	53,607
Goodwill	432,245
Intangible assets	366,400
Other non-current assets	3,644

Total assets acquired	1,016,530
Less:
Accounts payable	(21,021)
Deferred income taxes	(133,249)
Junior subordinated debentures	(105,443)
Junior subordinated debentures premium	(7,378)
Other liabilities assumed	(22,203)

Net assets acquired	$727,236